Related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of nature and purpose of transaction amounts and outstanding balances for related parties

The nature and purpose of transaction amounts and outstanding balances for related parties consist of the following:

			As of		For the Six Months Ended	For the Years Ended
			June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024	December 31, 2023	Subsequent to June 30,
			(Unaudited)	(Audited)	(Unaudited)	(Audited)	(Audited)	2025
			Balances		Amounts			Amounts
Name	Relationship	Nature/Purpose	Receivables (Liabilities)		Sales (Purchases)			Settled
Benua Hijau Sdn. Bhd.	Entity owned by Controlling Shareholder	Corporate Social Responsibility expenses	$(156,136)	$(98,504)	$-	$(98,658)	$-	$18,085
Black Hummer Security Sdn. Bhd.	An entity controlled by Tan Sri Mohd Bakri Bin Mohd Zinin, one of the directors of Tumpuan Megah	Security services	-	-	-	-	(1,448)	-
Dato’ Mohd Suhaimi bin Hashim	Director of Tumpuan Megah and shareholder of TMDF	Advances	(237)	(224)	-	-	-	-
Pan Management Services Ltd	Entity owned by Controlling Shareholder	Management service	(72,942)	(131,081)	-	-	(234,137)	2,600
Raja Ismail Bin Raja Mohamed	Director of Tumpuan Megah	Reimbursable legal fees	1,927,246	1,823,609	-	-	-	-
Sinar Maju Logistik Sdn. Bhd.	Entity owned by Controlling Shareholder	Shipping agency services	137,715	95,841	(47,325)	(270,505)	(525,067)	23,471
Sinar Maju Marin Sdn. Bhd.	Subsidiary of Sinar Maju Logistik Sdn. Bhd., Entity owned by Controlling Shareholder	Shipping agency services	(1,665)	(1,710)	(17,213)	(69,404)	(71,606)	1,665
Straits Alliance Transport Sdn. Bhd.	Entity owned by Controlling Shareholder	Advances	1,116	1,057	-	-	-	-
Straits Energy Resources Berhad	Controlling Shareholder	Working capital advances	15,903,625	8,636,466	-	-	-	888,254
Straits Management Services Sdn. Bhd.	Entity owned by Controlling Shareholder	Management service	(793,078)	(395,226)	-	(499,091)	(269,897)	42,307
Victoria STS (Labuan) Sdn. Bhd.	Entity owned by Controlling Shareholder	(i) Sales of marine gas oil	11,592	27,762	-	-	151,349	-
		(ii) Sales of ship management service	8,480	935,522	154,866	177,534	122,240	-
		(iii) Purchase of tugboat services	-	-	(17,116)	(9,402)	(21,201)	-
Victoria 3 Limited	Subsidiary of Victoria STS (Labuan) Sdn. Bhd., Entity owned by Controlling Shareholder	Sales of ship management service	3,155	72,310	-	-	16,788	-
Total, net			$16,968,871	$10,965,822	$73,212	$(769,526)	$(832,979)	$976,382

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023

Note 8 - Related party transactions (Continued)

Related party transactions other than sales and purchases:

			For the Six Months Ended	For the Years Ended
			June 30, 2025	December 31, 2024	December 31, 2023
Name	Relationship	Nature/Purpose	(Unaudited)	(Audited)	(Audited)
Benua Hijau Sdn. Bhd.	Entity owned by Controlling Shareholder	Corporate social responsibility expenses	$(79,458)	$-	$-
Ho Hung Ming	Son of Dato’ Sri Kam Choy Ho	Remuneration	(38,894)	(72,487)	(67,895)
Straits Management Services Sdn. Bhd.	Entity owned by Controlling Shareholder	Management service	(373,129)	-	-
Straits Energy Resources Berhad	Controlling Shareholder	Interest income	617,809	375,365	32,089
			$126,328	$302,878	$(35,806)

Schedule of related party balances

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Due from related parties	$17,992,929	$11,592,567
Due to related parties	(1,024,058)	(626,745)
Total, net	$16,968,871	$10,965,822

Schedule of sales revenues and purchases for related parties

The sales revenues and purchases for related parties consist of the following:

	For the Six Months Ended	For the Years Ended
	June 30, 2025	December 31, 2024	December 31, 2023
	(Unaudited)	(Audited)	(Audited)
Related party sales revenues	$154,866	$177,534	$290,377
Related party purchases	(81,654)	(947,060)	(1,123,356)
Total, net	$73,212	$(769,526)	$(832,979)